Environmental and legal matters (Details) (USD $)	1 Months Ended
	Jul. 31, 2011	Jul. 31, 2010
Shipment of Engines and Catalytic Converters Separately
Environmental Contingency, Penalties and Information
Civil penalty demanded as issued by the Department of Justice	$ 2,550,000	$ 3,200,000
California Air Resources Board
Environmental Contingency, Penalties and Information
Civil penalty demanded as issued by the Department of Justice	$ 510,000